Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Investments held in Trust Account		$ 209,296,150	$ 207,091,906	$ 204,113,336
Total offering costs	$ 11,274,404
Temporary equity, Carrying amount, Attributable to parent		209,296,150	207,091,906	204,102,000
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits, Income tax penalties and interest expense		0	0	$ 0
Cash, FDIC Insured amount		250,000	250,000
Cash equivalents		$ 0	$ 0